Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 01, 2014
Summary of Significant Accounting Policies
Schedule of estimated useful lives of assets

Buildings	30
Leasehold improvements	10	*
Fixtures and equipment	8
Computer equipment	5
Software for mobile applications	1 - 3

*      We amortize leasehold improvements over the lesser of the useful life of the asset or the remaining lease term of the underlying facility.

Schedule of account activity related to closed facilities

	Fiscal year
(In millions)	2013	2012	2011

Balance at beginning of fiscal year	$8	$9	$5
Additions charged to costs and expenses	5	5	7
Payment of rental obligations and other	(8)	(6)	(3)

Balance at end of fiscal year	$5	$8	$9